Subsequent Events (Details Narrative) - Just Right Products, Inc. [Member] - Subsequent Event [Member] - Agreement for Share Exchange [Member]	Apr. 19, 2018 shares
Business acquisition, percentage of acquisition	100.00%
Sole Shareholder [Member]
Business acquisition, percentage of acquisition	60.80%
Series A Preferred Stock [Member]
Stock issued during period, shares, restricted stock	2,000,000
Conversion of stock, shares converted	10